STATEMENT OF ADDITIONAL INFORMATION
PART I
November 1, 2024, as supplemented December 19, 2024
J.P. MORGAN EXCHANGE-TRADED FUND TRUST (the “Trust”)
Fund Name	Ticker	Listing Exchange
JPMorgan Equity Focus ETF (the “Equity Focus ETF”)	JPEF	The NASDAQ Stock Market LLC
JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly, JPMorgan Market Expansion Enhanced Equity ETF) (the “Small & Mid Cap Enhanced Equity ETF”)	JMEE	NYSE Arca, Inc.
(each a “Fund” and collectively, the “Funds”)
This Statement of Additional Information (“SAI”) is not a prospectus, but contains additional information which should be read in conjunction with the prospectus for the Funds, dated November 1, 2024, as supplemented from time to time (the “Prospectus”). JPMorgan Equity Focus Fund and JPMorgan Market Expansion Enhanced Index Fund (each, a “Predecessor Fund”) were each transferred to the corresponding Fund in a tax-free reorganization as of the close of business on July 28, 2023 and May 6, 2022, respectively. Information herein for the period prior to July 28, 2023 for Equity Focus ETF includes information for the Equity Focus ETF’s Predecessor Fund, whose performance and financial history were adopted by the Equity Focus ETF. Information herein for the period prior to the close of business on May 6, 2022 includes information for the Small & Mid Cap Enhanced Equity ETF’s Predecessor Fund, whose performance and financial history were adopted by the Small & Mid Cap Enhanced Equity ETF. Additionally, this SAI incorporates by reference the financial statements included in the Financial Statements and Other Information, as defined in the Prospectus, relating to the Funds dated June 30, 2024. The Prospectus and the Financial Statements and Other information, including the Independent Registered Public Accounting Firm’s Report, are available online at www.jpmorganfunds.com or without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Funds’ distributor, at 1111 Polaris Parkway, Columbus, OH 43240.
This SAI is divided into two Parts — Part I and Part II. Part I of this SAI contains information that is particular to the Funds. Part II of this SAI contains additional information that more generally applies to the Trust’s funds.
For more information about the Funds or the Financial Statements and Other Information, simply write or call:
J.P. Morgan Exchange-Traded Funds
277 Park Ave
New York, NY 10172
1-844-457-6383 (844-4JPM ETF)
SAI-CONVEQETF-1124-2

Part I
Table of Contents
PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL
The Trust and the Funds
Each Fund is a series of the Trust, an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on February 25, 2010 and governed by a Declaration of Trust as amended and restated on February 19, 2014.
Each Fund will offer and issue shares at net asset value (“NAV”) only in aggregations of a specified number of shares (each a “Creation Unit” or a “Creation Unit Aggregation”). The shares of each Fund are collectively referred to as the “Shares” in this SAI. The Shares of the Equity Focus ETF are listed and traded on The NASDAQ Stock Market LLC (“NASDAQ”) and the Small & Mid Cap Enhanced Equity ETF’s Shares are listed and traded on the NYSE Arca, Inc. (“NYSE” and with NASDAQ, each an “Exchange”). Fund Shares will trade on each respective Exchange at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities held by a Fund and/or a specified cash payment.
In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit. The Trust reserves the right to permit or require a full or partial “cash” option for creations and/or redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of a basket of securities and other investments (“Deposit Instruments”) subject to various conditions. See the “Creation and Redemption of Creation Units” section in Appendix A. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.
Fund Names. As of September 30, 2024, the JPMorgan Market Expansion Enhanced Equity ETF changed its name to the JPMorgan Small & Mid Cap Enhanced Equity ETF.
Miscellaneous
This SAI describes the financial history, investment strategies and policies, management and operation of each Fund (or each Predecessor Fund, as applicable) in order to enable investors to determine whether the Fund best suits their needs.
This SAI provides additional information with respect to the Funds and should be read in conjunction with each Fund’s current Prospectus. Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectus. The Funds’ executive offices are located at 277 Park Avenue, New York, NY 10172.
The Trust’s Board of Trustees is referred to herein as the “Board of Trustees” or “Board,” and each trustee is referred to as a “Trustee.” J.P. Morgan Investment Management Inc. (“JPMIM” or the “Adviser”) is the investment adviser to the Funds. Investments in a Fund are not deposits or obligations of, nor guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of a Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in a Fund is subject to risks that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.
The Adviser, with respect to each Fund, has filed a notice of eligibility with the National Futures Association (“NFA”) claiming an exclusion from the definition of the term Commodity Pool Operator (“CPO”) with respect to each Fund’s operations. Therefore, each Fund and the Adviser with respect to each such Fund are not subject to registration or regulation as a commodity pool or CPO under the Commodity Exchange Act, as amended. Changes to a Fund’s investment strategies or investments may cause the Fund to lose the benefits of this exclusion and may trigger additional Commodity Futures Trading Commission (“CFTC”) requirements. If the Adviser or a Fund becomes subject to these requirements, as well as related NFA rules, the Fund may incur additional compliance and other expenses.
INVESTMENT POLICIES
The following investment policies have been adopted by the Trust with respect to the Funds. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of a Fund, as such term is
Part I - 1

defined in the “Additional Information” section in Part II of this SAI. All other investment policies of a Fund (including its investment objective) are non-fundamental, unless otherwise designated in the Funds’ Prospectus or herein, and may be changed by the Trustees of the Trust without shareholder approval.
Except for each of the restrictions on borrowings set forth below in the fundamental investment policies, the percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating policy on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in the Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation and such Fund may continue to hold any securities affecting that percentage or rating policy. If the value of a Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, a Fund’s Adviser will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to each fundamental investment policy regarding borrowing, the 1940 Act generally limits a Fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” As noted in “Investment Strategies and Policies — Miscellaneous Investment Strategies and Risks — Borrowings” in the SAI Part II, in addition to temporary borrowing, a Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days (not including Sundays or holidays) thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. A Fund may also borrow money if such borrowing does not constitute “senior securities” under the 1940 Act or engage in economically similar transactions if those transactions comply with the applicable requirements of the SEC under the 1940 Act.
For purposes of a Fund’s fundamental investment policy regarding industry concentration, “to concentrate” generally means to invest more than 25% of a Fund’s total assets, taken at market value at the time of investment. For purposes of the fundamental investment policy involving industry concentration, “group of industries” means a group of related industries, as determined in good faith by the Adviser, based on published classifications or other sources. For purposes of the fundamental investment policy regarding industry concentration, a Fund currently utilizes any one or more of the industry and/or sub-industry classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the Adviser. The Adviser may classify and re-classify companies in a particular industry or sub-industry and define and re-define industries and sub-industries in any reasonable manner, consistent with SEC guidance. Accordingly, the composition of an industry or group of industries may change from time to time. The policy will be interpreted to give broad authority to the Adviser as to how to classify issuers.
In addition, each Fund has an 80% investment policy which is described in the Funds’ Prospectus. In calculating “Assets” for purposes of each Fund’s 80% investment policy, Assets are net assets plus the amount of any borrowings for investment purposes. This policy may be changed by the Board of Trustees without shareholder approval. However, a Fund will provide shareholders with written notice at least 60 days prior to a change in its 80% investment policy.
Finally, the Funds are subject to the fundamental and non-fundamental investment policies and investment restrictions applicable to the Funds that are described herein and by any restrictions imposed by applicable law.
Fundamental Investment Policies
(1) (a) In the case of Equity Focus ETF, the Fund may not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;
(b) In the case of Small & Mid Cap Enhanced Equity ETF, the Fund may not purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.
(2) (a) In the case of Equity Focus ETF, the Fund may not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder;
Part I - 2

(b) In the case of Small & Mid Cap Enhanced Equity ETF, the Fund may not issue senior securities except with respect to any permissible borrowings.
(3) (a) In the case of Equity Focus ETF, the Fund may not borrow money, except to the extent permitted by applicable law;
(b) In the case of Small & Mid Cap Enhanced Equity ETF, the Fund may not borrow money, except to the extent permitted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.
(4) (a) In the case of Equity Focus ETF, the Fund may not underwrite securities of other issuers, except to the extent that the Fund may be deemed an underwriter under certain securities laws in the disposition of “restricted securities”;
(b) In the case of Small & Mid Cap Enhanced Equity ETF, the Fund may not underwrite the securities of other issuers except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”
(5) (a) In the case of Equity Focus ETF, the Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in securities issued by companies in an industry or group of industries in the real estate sector;
(b) In the case of Small & Mid Cap Enhanced Equity ETF, the Fund may not purchase or sell real estate (however, the Fund may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).
(6) (a) In the case of Equity Focus ETF, the Fund may not purchase or sell commodities or commodity contracts except as may be permitted by the 1940 Act or unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments including derivatives related to physical commodities;
(b) In the case of Small & Mid Cap Enhanced Equity ETF, the Fund may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(7) (a) In the case of Equity Focus ETF, the Fund may make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law;
(b) In the case of Small & Mid Cap Enhanced Equity ETF, the Fund may not make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectus and the Statement of Additional Information; and (iv) make loans to the extent permitted by an order issued by the SEC.
(8) In the case of Equity Focus ETF, the Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.
(9) In the case of Small & Mid Cap Enhanced Equity ETF, the Fund may not purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.
(10) In the case of Small & Mid Cap Enhanced Equity ETF, the Fund may not purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by the Fund in marketable securities of companies engaged in such activities are not hereby precluded).
Part I - 3

(11) In the case of Small & Mid Cap Enhanced Equity ETF, the Fund may not purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.
(12) In the case of Small & Mid Cap Enhanced Equity ETF, the Fund may not purchase securities on margin or sell securities short except, for use of short-term credit necessary for clearance of purchases of portfolio securities.
For the purposes of investment restriction (5) above for Equity Focus ETF, real estate includes real estate limited partnerships.
The Equity Focus ETF fundamental investment policy regarding concentration does not apply to securities issued by other investment companies, securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities, or political subdivisions, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by any of the foregoing.
Non-Fundamental Investment Policies
(1) (a) In the case of Equity Focus ETF, the Fund may not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto;
(b) In the case of Small & Mid Cap Enhanced Equity ETF, the Fund may not acquire securities of any other investment company or company relying on section 3(c)(1) or 3(c)(7) in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act, except to the extent it:
(i)
Invest in affiliated money market funds for short-term cash management purposes,
(ii)
engages in interfund borrowing and lending transactions, or
(iii)
receives securities of another investment company as a dividend or as result of a plan of reorganization of a company.
(2) Each Fund may not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.
INVESTMENT PRACTICES
The Funds invest in a variety of securities and employ a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Funds. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.
FUND NAME	FUND CODE
Equity Focus ETF	1
Small & Mid Cap Enhanced Equity ETF	2

Instrument	Fund Code	Part II Section Reference
Bank Obligations: Bankers’ acceptances, certificates of
deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a
commercial bank. Maturities are generally six months or
less. Certificates of deposit are negotiable certificates issued by a bank for a specified period of time and earning a
specified return. Time deposits are non-negotiable receipts
issued by a bank in exchange for the deposit of funds.
	1-2	Bank Obligations
Borrowings: A Fund may borrow for temporary purposes
and/or for investment purposes. Such a practice will result
in leveraging of a Fund’s assets and may cause a Fund to
liquidate portfolio positions when it would not be
advantageous to do so. A Fund must maintain continuous
asset coverage of 300% of the amount borrowed, with the
exception for borrowings not in excess of 5% of a Fund’s
total assets made for temporary administrative purposes.
	1-2	Miscellaneous Investment Strategies and Risks
Part I - 4

Instrument	Fund Code	Part II Section Reference
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a
security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date.
	1-2	Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1-2	Commercial Paper
Common Stock: Shares of ownership of a company.	1-2	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	1-2	Equity Securities, Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock including contingent convertible securities.	1-2	Convertible Securities
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid development.	1	Foreign Investments (including Foreign Currencies)
Exchange-Traded Funds (“ETFs”): Ownership interest in
unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or
stocks designed to track the price performance and dividend
yield of a particular broad-based, sector or international
index. ETFs include a wide range of investments.
	1-2	Investment Company Securities and Exchange- Traded Funds
Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to the Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non- deliverable forwards (“NDFs”)), forward rate agreements and currency swaps, caps and floors.	1	Foreign Investments (including Foreign Currencies)
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign
securities may also include American Depositary Receipts
(“ADRs”), Global Depositary Receipts (“GDRs”) and
European Depositary Receipts (“EDRs”).
	1-2	Foreign Investments (including Foreign Currencies)
Initial Public Offerings (“IPOs”): A transaction in which a previously private company makes its first sale of stock to the public.	1-2	Equity Securities, Warrants and Rights
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	1-2	Miscellaneous Investment Strategies and Risks
Investment Company Securities: Shares of other investment
companies, including money market funds for which the
Adviser and/or its affiliates serve as investment adviser or administrator. The Adviser will waive certain fees when
investing in funds for which it serves as investment adviser, to the extent required by law or by contract.
	1-2	Investment Company Securities and Exchange- Traded Funds
Master Limited Partnerships (“MLPs”): Limited partnerships that are publicly traded on a securities exchange.	1-2	Master Limited Partnerships
Part I - 5

Instrument	Fund Code	Part II Section Reference
New Financial Products: New options and futures contracts and other financial products continue to be developed and a Fund may invest in such options, contracts and products.	1-2	Miscellaneous Investment Strategies and Risks
Options and Futures Transactions: A Fund may purchase
and sell (a) exchange traded and over-the-counter put and
call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b)
futures contracts on securities and indexes of securities.
	1-2	Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	1-2	Equity Securities, Warrants and Rights
Private Placements, Restricted Securities and Other
Unregistered Securities: Securities not registered under the
Securities Act of 1933, such as privately placed commercial
paper and Rule 144A securities.
	1-2	Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	1-2	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1-2	Repurchase Agreements
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1-2	Reverse Repurchase Agreements
Securities Issued in Connection with Reorganizations and
Corporate Restructurings: In connection with reorganizing
or restructuring of an issuer, an issuer may issue common
stock or other securities to holders of its debt securities.
	1-2	Miscellaneous Investment Strategies and Risks
Securities Lending: The lending of up to 33 1∕3% of a Fund’s total assets. In return, a Fund will receive cash, other securities and/or letters of credit as collateral.	1-2	Securities Lending
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	1-2	Short-Term Funding Agreements
Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying index, commodity, currency or financial instrument.	2	Structured Investments
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.	2	Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances, a Fund may invest a portion of its total assets in cash and cash equivalents for temporary defensive purposes.	1-2	Miscellaneous Investment Strategies and Risks
Part I - 6

Instrument	Fund Code	Part II Section Reference
Treasury Receipts: A Fund may purchase interests in
separately traded interest and principal component parts of
U.S. Treasury obligations that are issued by banks or
brokerage firms and that are created by depositing U.S.
Treasury notes and U.S. Treasury bonds into a special
account at a custodian bank. Receipts include Treasury
Receipts (“TRs”), Treasury Investment Growth Receipts
(“TIGRs”), and Certificates of Accrual on Treasury
Securities (“CATS”).
	1-2	Treasury Receipts
U.S. Government Agency Securities: Securities issued by
agencies and instrumentalities of the U.S. government.
These include all types of securities issued by the
Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie
Mae”) and the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), including funding notes, subordinated
benchmark notes, CMOs and REMICs.
	1-2	Mortgage-Related Securities
U.S. Government Obligations: May include direct
obligations of the U.S. Treasury, including Treasury bills,
notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United
States, and separately traded principal and interest
component parts of such obligations that are transferable
through the Federal book-entry system known as Separate
Trading of Registered Interest and Principal of Securities
(“STRIPS”) and Coupons Under Book-Entry-Safekeeping
(“CUBES”).
	1-2	U.S. Government Obligations
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to a Fund on demand or at the expiration of a specified term.	1	Debt Instruments
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1-2	When-Issued Securities, Delayed Delivery Securities and Forward Commitments
ADDITIONAL INFORMATION REGARDING INVESTMENT PRACTICES
Foreign Investments
Investments in all types of foreign securities will not exceed 20% of the net assets of the Equity Focus ETF. Investments in foreign securities shall not exceed 10% of the net assets of the Small & Mid Cap Enhanced Equity ETF.
Limitations on the Use of Futures
In addition, the Small & Mid Cap Enhanced Equity ETF will not enter into futures contracts to the extent that the value of the futures contracts held would exceed 25% of the Fund’s total assets.
Limitations on the Use of Options
The Small & Mid Cap Enhanced Equity ETF will limit the writing of put and call options to 25% of its net assets. The Small & Mid Cap Enhanced Equity ETF may enter into over-the-counter option transactions provided there exists an active over-the-counter market for such options that will establish their pricing and liquidity.
Part I - 7

Enhanced Index Investing by the Small & Mid Cap Enhanced Equity ETF
The Small & Mid Cap Enhanced Equity ETF invests in stocks of small-and mid-capitalization U.S. companies that are included in the S&P 1000 Index and which trade on national exchanges, as well as over-the-counter stocks that are part of the National Market System. Because the Fund uses an enhanced index strategy, not all of the stocks in the S&P 1000 Index are included in the Fund, and the Fund’s position in an individual stock may be overweighted or underweighted when compared to the index. In addition, the Fund may modestly overweight or underweight the sectors and industries within the index. The Fund seeks returns that modestly exceed those of the S&P 1000 Index over the long term with a modest divergence to the benchmark. The Fund’s ability to correlate its performance with the S&P 1000 Index, however, may be affected by, among other things, changes in securities markets, the manner in which the Indices are calculated by S&P and the timing of purchases and redemptions. In the future, the Trustees of the Trust, subject to the approval of Shareholders, may select other indices if such a standard of comparison is deemed to be more representative of the performance of small-and mid-cap stocks.
The S&P 1000 Index is determined, composed and calculated by S&P without regard to the Fund. S&P is neither a sponsor of, nor in any way affiliated with the Fund, and S&P makes no representation or warranty, expressed or implied on the advisability of investing in the Fund or as to the ability of the S&P 1000 Index to track general stock market performance, and S&P disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 1000 Index or any data included therein.
Limitations on Purchases of Securities. In addition to restrictions imposed on the Fund under the 1940 Act, the Adviser may be restricted from purchasing securities for the Fund due to various regulatory requirements applicable to such securities. Such regulatory requirements (e.g., regulations applicable to banking entities, insurance companies and public utility holdings companies) may limit the amount of securities that may be owned by accounts over which the Adviser or its affiliates have discretionary authority or control.
Use of When-Issued Securities and Forward Commitments
The Small & Mid Cap Enhanced Equity ETF intends to purchase “when issued” securities only for the purpose of acquiring portfolio securities, not for speculative purposes. Because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund’s liquidity and the ability of the Adviser to manage the Fund might be affected in the event its commitments to purchase when-issued securities ever exceeded 40% of the value of its assets. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of the Fund’s total assets. The Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.
QUALITY DESCRIPTION
At the time the Equity Focus ETF invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody’s or S&P and the issuer’s parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody’s or A-1 by S&P, or if no such ratings are available, the investment must be of comparable quality in the Adviser’s opinion. At the time the Fund invests in any other short-term debt securities, they must be rated A or higher by Moody’s or S&P, or if unrated, the investment must be of comparable quality in the Adviser’s opinion.
The Small & Mid Cap Enhanced Equity ETF may purchase commercial paper consisting of issues rated at the time of purchase in the top two rating categories by at least one nationally recognized statistical rating organization (“NRSRO”) (such as A-2 or better by Standard & Poor’s Corporation (S&P), Prime-2 or better by Moody’s Investor Service Inc. (Moody’s), F-2 or better by Fitch Ratings (Fitch) or R-2 or better by Dominion Bond Rating Service (DBRS)) or if unrated, determined by the Adviser to be of comparable quality.
DIVERSIFICATION
The Trust is a registered management investment company. Each Fund intends to meet the diversification requirements of the 1940 Act. For a more complete discussion, see the “Diversification” section in Part II of this SAI.
Part I - 8

PORTFOLIO TURNOVER
A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of a Fund’s assets have been sold and reinvested in a year. Higher portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. High portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.
The table below sets forth the Funds’ portfolio turnover rate for the two most recently completed fiscal years (which includes the portfolio turnover of each corresponding Predecessor Fund prior to the conversion of the Predecessor Fund to the Fund):
	Fiscal Year Ended June 30,
Fund	2023	2024
Equity Focus ETF	41%	41%
Small & Mid Cap Enhanced Equity ETF	29%	26%
TRUSTEES
Standing Committees
As of the fiscal year ended June 30, 2024, there were seven standing committees of the Board of Trustees: (i) the Audit and Valuation Committee, (ii) the Compliance Committee, (iii) the Governance Committee, (iv) the Equity Committee, (v) the ETF Committee, (vi) the Fixed Income Committee, and (vii) the Money Market and Alternative Products Committee. The following table shows how often each Committee met during the fiscal year ended June 30, 2024:
Committee	Fiscal Year Ended June 30, 2024
Audit and Valuation Committee	4
Compliance Committee	4
Governance Committee	7
Equity Committee	6
ETF Committee	4
Fixed Income Committee	5
Money Market and Alternative Products Committee	6
For a more complete discussion, see the “Trustees” section in Part II of this SAI.
Ownership of Securities
The following table shows the dollar range of each Trustee’s beneficial ownership of equity securities in the Funds and each Trustee’s aggregate dollar range of ownership in the J.P. Morgan Funds as of December 31, 2023:
Name of Trustee	Dollar Range of Equity Securities in Equity Focus ETF	Dollar Range of Equity Securities in Small & Mid Cap Enhanced Equity ETF	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in Family of Investment Companies[1,2]
Independent Trustees
John F. Finn	None	None	Over $100,000
Stephen P. Fisher	None	None	Over $100,000
Gary L. French	None	None	Over $100,000
Kathleen M. Gallagher	None	None	Over $100,000
Part I - 9

Name of Trustee	Dollar Range of Equity Securities in Equity Focus ETF	Dollar Range of Equity Securities in Small & Mid Cap Enhanced Equity ETF	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in Family of Investment Companies[1,2]
Robert J. Grassi	None	None	Over $100,000
Frankie D. Hughes	None	None	Over $100,000
Raymond Kanner	None	None	Over $100,000
Thomas P. Lemke	None	None	Over $100,000
Lawrence R. Maffia	None	None	Over $100,000
Mary E. Martinez	None	None	Over $100,000
Marilyn McCoy	None	None	Over $100,000
Dr. Robert A. Oden, Jr.	None	None	Over $100,000
Marian U. Pardo	None	None	Over $100,000
Emily A. Youssouf	None	None	Over $100,000
Interested Trustees
Robert Deutsch	None	None	Over $100,000
Nina O. Shenker	None	None	Over $100,000
1
A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes eight registered investment companies (168 J.P. Morgan Funds).
2
For Mses. Gallagher and McCoy and Messrs. Finn, Fisher, Kanner and Oden, these amounts include deferred compensation balances, as of 12/31/23, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.
As of December 31, 2023, none of the Independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.
Trustee Compensation
For the year ended December 31, 2023, the Trustees were paid an annual fee of $420,000 (with any new trustees receiving a pro rata portion of the base fee depending on when each became a trustee) and reimbursed for expenses incurred in connection with service as a Trustee. Effective January 1, 2024, the Trustees are paid an annual fee of $436,800 (with any new trustees receiving a pro rata portion of the base fee depending on when each became a trustee) and are reimbursed for expenses incurred in connection with service as a Trustee. Committee chairs who are not already receiving an additional fee are each paid $65,000 annually in addition to their base fee. In addition to the base fee, the Chair of the Board of Trustees receives $240,000 annually and is reimbursed expenses in the amount of $4,000 per month. In addition to the base fee, the Vice Chair of the Board of Trustees receives $140,000 annually.
For funds that are series of the J.P. Morgan Exchange-Traded Fund Trust and which have a unitary management fee, Trustee compensation for the funds is paid from the management fee by JPMIM. For all other funds, Trustee compensation is paid by the fund. Aggregate Trustee compensation for each Trustee paid by a Fund and all funds in the Fund Complex for the calendar year ended December 31, 2023, is set forth below:
Part I - 10

Name of Trustee	Equity Focus ETF	Small & Mid Cap Enhanced Equity ETF	Total Compensation Paid From Fund Complex[1]
Independent Trustees
John F. Finn	$684	$1,872	$660,000
Stephen P. Fisher	670	1,738	485,000
Gary L. French	664	1,688	420,000[2]
Kathleen M. Gallagher	670	1,738	485,000[3]
Robert J. Grassi	664	1,688	420,000
Frankie D. Hughes	664	1,688	420,000
Raymond Kanner	670	1,738	485,000[4]
Thomas P. Lemke	664	1,688	420,000[5]
Lawrence R. Maffia	664	1,688	420,000
Mary E. Martinez	676	1,795	560,000
Marilyn McCoy	664	1,688	420,000[6]
Dr. Robert A. Oden, Jr.	670	1,738	485,000
Marian U. Pardo	670	1,738	485,000
Emily A. Youssouf	664	1,688	420,000[2]
Interested Trustees
Robert Deutsch	670	1,738	485,000[7]
Nina O. Shenker[8]	664	1,688	420,000[6]
1
A Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes eight registered investment companies (168 J.P. Morgan Funds).
2
Includes $126,000 of Deferred Compensation.
3
Includes $145,500 of Deferred Compensation.
4
Includes $485,000 of Deferred Compensation.
5
Includes $252,000 of Deferred Compensation.
6
Includes $420,000 of Deferred Compensation.
7
Includes $194,000 of Deferred Compensation.
8
The compensation Ms. Shenker received from the Funds for the period ended 12/31/23 was reimbursed by JPMIM.
For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.
INVESTMENT ADVISER
Pursuant to each Fund’s Investment Advisory Agreement (the “Investment Advisory Agreement”), JPMIM provides investment advisory services to the Funds.
Subject to the supervision of the Board of Trustees, JPMIM provides or will cause to be provided a continuous investment program for the Funds, including investment research and management with respect to all securities and investments and cash equivalents. JPMIM may delegate its responsibilities to a sub-adviser. Any subadvisory agreements must be approved by the Board of Trustees and each Fund’s shareholders, to the extent required by the 1940 Act.
As compensation for the services rendered and related expenses, such as salaries of advisory personnel borne by JPMIM under the Investment Advisory Agreement, the Trust, on behalf of each Fund, has agreed to pay JPMIM a fee, which is computed daily and paid monthly, equal to the annual rate of each Fund’s average daily net assets as described in the Funds’ Prospectus.
Each Investment Advisory Agreement continues in effect for successive annual periods only if specifically approved thereafter annually in the same manner as the Distribution Agreement; except that for each Fund, the initial approval will continue until October 31, 2024 for Equity Focus ETF, after which annual approvals are required. See the “Distributor” section of Part II of this SAI for more information. The Investment Advisory Agreement will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Trustees, or by a vote of the holders of a majority of each Fund’s outstanding voting securities (as defined in the 1940 Act), on 60 days’ written notice to JPMIM and by JPMIM on 90 days’ written notice to the Trust.
Each Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by each Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on
Part I - 11

the part of the Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder, or, a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services covered by the Investment Advisory Agreement.
Under a separate agreement, JPMIM provides certain administrative services to the Funds. See the “Administrator” section for additional information. Under separate agreements, JPMorgan Chase Bank provides certain custodial, fund accounting and recordkeeping services to the Trust. JPMorgan Chase Bank is a subsidiary of JPMorgan Chase & Co. (“JPMorgan Chase”) and an affiliate of JPMIM. See the “Custodian” and “Transfer Agent” sections in the Part II of this SAI for additional information.
Investment Advisory Fees
For the fiscal periods indicated, the Equity Focus ETF (or its Predecessor Fund) and the Small & Mid Cap Enhanced Equity ETF (or its Predecessor Fund) paid the following investment advisory fees to JPMIM, which also served as the Predecessor Funds’ investment adviser, and JPMIM waived the following investment advisory fees (amounts waived are in parentheses) (amounts in thousands):
	Fiscal Year Ended
	June 30, 2022		June 30, 2023		June 30, 2024
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Equity Focus ETF	$666	$(83)	$936	$(103)	$1,912	$(36)
Small & Mid Cap Enhanced Equity ETF	2,101	(591)	2,020	(63)	1,321	(1,049)
For more information about the Adviser, see the “Investment Adviser” section in Part II of this SAI.
PORTFOLIO MANAGERS
Portfolio Managers’ Other Accounts Managed*
The following table shows information regarding all of the other accounts managed for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2024:
	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Equity Focus ETF
Felise Agranoff	17	$43,393,067	7	$13,750,645	34	$4,408,071
Jonathan Simon**	16	28,916,518	6	13,461,504	103	1,330,842
Jack Caffrey	0	0	1	7,201,780	49	5,720,343
Eric Ghernati	2	553,604	1	7,752,487	8	3,179,151
Small & Mid Cap Enhanced Equity ETF
Phillip Hart	16	9,502,640	4	1,181,265	3	870,422
Wonseok Choi	15	6,145,707	1	179,253	4	1,012,566
Akash Gupta	12	4,240,425	2	320,446	3	870,422
Robert Ippolito	12	4,240,425	2	320,446	3	870,422
The following table shows information regarding the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2024:
	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Equity Focus ETF
Felise Agranoff	0	$0	0	$0	1	$132,293
Jonathan Simon**	0	0	0	0	1	120,738
Jack Caffrey	0	0	0	0	0	0
Eric Ghernati	0	0	0	0	0	0
Small & Mid Cap Enhanced Equity ETF
Part I - 12

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Phillip Hart	0	$0	0	$0	0	$0
Wonseok Choi	0	0	0	0	0	0
Akash Gupta	0	0	0	0	0	0
Robert Ippolito	0	0	0	0	0	0
*
The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**
Mr. Simon will retire from JPMIM effective early 2025. Until his retirement, Mr. Simon will continue to serve on the portfolio management team of the Fund.
Portfolio Managers’ Ownership of Securities
The following table indicates the dollar range of securities beneficially owned by each portfolio manager, as of June 30, 2024. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to each Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund Shares.
Fund	Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Equity Focus ETF
Felise Agranoff							X
Jonathan Simon*						X
Jack Caffrey					X
Eric Ghernati	X
Small & Mid Cap Enhanced Equity ETF
Phillip Hart					X
Wonseok Choi				X
Akash Gupta			X
Robert Ippolito			X
*
Mr. Simon will retire from JPMIM effective early 2025. Until his retirement, Mr. Simon will continue to serve on the portfolio management team of the Fund.
Portfolio Managers’ Compensation
In evaluating each portfolio manager’s performance with respect to the funds he or she manages, the Adviser uses the following indices as benchmarks to evaluate the performance of the portfolio managers with respect to the Funds:
Name of Fund	Benchmark
Equity Focus ETF	S&P 500 Index
Small & Mid Cap Enhanced Equity ETF	S&P 1000 Index
Please see “Portfolio Manager Compensation” section in Part II of this SAI for a description of the structure and method of determining the compensation of the portfolio managers identified above.
ADMINISTRATOR
JPMIM serves as the administrator to the Funds, pursuant to an Administration Agreement (the “Administration Agreement”), between the Trust, on behalf of the Funds, and JPMIM. JPMIM is an affiliate of the JPMorgan Chase Bank and an indirect, wholly-owned subsidiary of JPMorgan Chase.
Pursuant to the Administration Agreement, JPMIM performs or supervises all operations of the Funds for which it serves (other than those performed under the Investment Advisory Agreement, the custody and funds accounting agreement, and the transfer agency agreement for the Funds). Under the Administration Agreement, JPMIM has agreed to maintain the necessary office space for the Funds, and to furnish certain other services required by the Funds. JPMIM prepares annual and semi-annual reports to the SEC,
Part I - 13

prepares federal and state tax returns and generally assists in all aspects of a Fund’s operations other than those performed under the Investment Advisory Agreement, any sub-advisory agreements, the custody and fund accounting agreement, and the transfer agency agreement. JPMIM may, at its expense, subcontract with any entity or person concerning the provision of services under the Administration Agreement. JPMorgan Chase Bank serves as the Funds’ sub-administrator.
If not terminated and after an initial period ending October 31, 2023, the Administration Agreement shall continue to be in effect for successive annual periods beyond October 31 of each year, provided that such continuance is specifically approved at least annually by the vote of a majority of those members of the Board of Trustees who are not parties to the Administration Agreement or interested persons of any such party. The Administration Agreement may be terminated without penalty, on not less than 60 days’ prior written notice, by the Board of Trustees of the Trust or by JPMIM.
The Administration Agreement provides that JPMIM shall not be liable for any error of judgment or mistake of law or any loss suffered by a Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.
In consideration of the services to be provided by JPMIM pursuant to the Administration Agreement, JPMIM receives from a Fund a fee as described in the Funds’ Prospectus.
Administrator Fees
For the fiscal periods indicated, the Equity Focus ETF (or its Predecessor Fund) and the Small & Mid Cap Enhanced Equity ETF (or its Predecessor Fund) paid the following administration services fees to JPMIM, (amounts waived are in parentheses) for the fiscal years indicated (amounts in thousands):
	Fiscal Year Ended
	June 30, 2022		June 30, 2023		June 30, 2024
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Equity Focus ETF	$60	$(52)	$94	$(62)	$279	$(13)
Small & Mid Cap Enhanced Equity ETF	429	(379)	625	—	711	—
For a more complete discussion, see the “Administrator” section in Part II of this SAI.
FUND ACCOUNTING AGENT
Fund Accounting Fees
For the fiscal periods indicated, the Equity Focus ETF (or its Predecessor Fund) and the Small & Mid Cap Enhanced Equity ETF (or its Predecessor Fund) paid the following fund accounting fees to JPMorgan Chase Bank (amounts in thousands):
	Fiscal Year Ended
Fund	June 30, 2022	June 30, 2023	June 30, 2024
Equity Focus ETF	$20,000	$20,000	$18,387
Small & Mid Cap Enhanced Equity ETF	26,694	21,931	22,207
For more information, see the “Custody and Fund Accounting Fees and Expenses” section in Part II of this SAI.
SECURITIES LENDING ACTIVITIES
To the extent that the Fund engaged in securities lending during the fiscal year ended June 30, 2024, information concerning the amounts of income and fees/compensation related to securities lending activities are described below:
Small & Mid Cap Enhanced Equity ETF
Gross Income from Securities Lending Activities[1]	$2,246,019
Fees and/or Compensation for Securities Lending Activities
Revenue Split[2]	6,247
Cash Collateral Management Fees[3]	57,846
Administrative Fees	—
Indemnification Fees	—
Rebates to Borrowers	2,103,505
Part I - 14

Small & Mid Cap Enhanced Equity ETF
Others Fees	$—
Aggregate Fees/Compensation for Securities Lending Activities	2,167,598
Net Income from the Securities Lending Activities	78,421
1
Gross income includes income from the reinvestment of cash collateral, premium income (i.e. rebates paid by borrowers to the Fund), management fees from a pooled cash collateral reinvestment vehicle that are deducted from the vehicle's assets before income is distributed, and any other income.
2
Revenue split represents the share of revenue generated by securities lending program and paid to Citibank, N.A.
3
Cash collateral is reinvested in certain JPMorgan money market funds that are advised by JPMIM (“money market funds”). Cash collateral management fees include the fees and expenses deducted from the money market funds. The contractual management fees are derived using the Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements from the money market funds’ most recently available prospectus. Actual fees incurred by the money market funds may differ due to other expenses, fee waivers and expense reimbursements.
For more information, see the “Securities Lending Agent” section in Part II of this SAI.
BROKERAGE
Brokerage Commissions
The Funds paid the following brokerage commissions for the indicated fiscal years:
	Fiscal Year Ended
Fund	June 30, 2022	June 30, 2023	June 30, 2024
Equity Focus ETF
Total Brokerage Commissions	$34,877	$28,695	$57,137
Brokerage Commissions to Affiliated Broker/Dealers	—	—	3
Small & Mid Cap Enhanced Equity ETF
Total Brokerage Commissions	265,506	235,779	244,704
Brokerage Commissions to Affiliated Broker/Dealers	—	—	3,311
Broker Research
For the fiscal year ended June 30, 2024, the Adviser allocated brokerage commissions to brokers who provided broker research, including third party broker research, for the Funds as follows:
Fund Name	Amount
Equity Focus ETF	$19,090
Small & Mid Cap Enhanced Equity ETF	126,127
Securities of Regular Broker-Dealers
As of June 30, 2024, the following Funds owned securities of their regular broker-dealers (or parents thereof) as shown below:
Fund	Name of Broker-Dealer	Value of Securities Owned
Equity Focus ETF	Bank of America Corp.	$15,925,777
	Morgan Stanley	12,350,419
Small & Mid Cap Enhanced Equity ETF	Jefferies	3,141,448
	Piper Sandler & Co.	1,817,192
For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.
PURCHASE AND REDEMPTION OF CREATION UNITS
The Trust will issue and sell its Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form as described in Appendix A to Part II of this SAI.
CREATION AND REDEMPTION TRANSACTION FEES. A transaction fee may be imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. Investors who are authorized to deal in Creation Units (“Authorized Participants”) will be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day regardless of the number of Creation Units created or redeemed on that day. The Funds may adjust the transaction fee from time to time, and a Fund may waive all or a portion of its applicable
Part I - 15

transaction fee. An additional charge or a variable charge may be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. Specifically, a Fund may charge an additional variable fee for creations and redemptions in cash of up to 3% of the amount of a creation transaction and of up to 2% of the amount of a redemption transaction to offset brokerage and other impact expenses associated with the cash transaction. With respect to creation orders, Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Instruments to the account of the Trust and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the securities received on redemption from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may also be charged a fee for such services.
PURCHASE BY OTHER INVESTMENT COMPANIES
For purposes of the 1940 Act, each Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of each Fund.
FINANCIAL INTERMEDIARIES
Compensation Payments
For the fiscal year ended June 30, 2024, JPMIM paid approximately $5,557,824 to financial intermediaries with respect to all series of the Trust pursuant to written agreements with such financial intermediaries.
For a more complete discussion, see the “Compensation to Intermediaries” section in Part II of this SAI.
TAX MATTERS
Capital Loss Carryforwards
As of June 30, 2024, the following Fund had net capital loss carryforwards as follows:
	Capital Loss Carryforward Character
Fund	Short-Term	Long-Term
Equity Focus ETF	$5,982	$—
Small & Mid Cap Enhanced Equity ETF	2,527,902	—
For more information on tax matters, see the “Distributions and Tax Matters” section in Part II of this SAI.
SHARE OWNERSHIP
Trustees and Officers
As of December 31, 2023, the officers and Trustees, as a group, owned less than 1% of the Shares of any Fund.
Principal Holders
As of September 30, 2024, the persons who owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding Shares of the Funds included in this SAI are shown in Attachment I-A, Principal Shareholders.
FINANCIAL STATEMENTS
The financial statements of the Funds are incorporated by reference into this SAI. The financial statements for the fiscal year ended June 30, 2024 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Funds, as indicated in its report with respect thereto, and are incorporated herein by reference in reliance on the report of said firm, given on the authority of said firm as experts in accounting and auditing. These financial statements included in the Financial Statements and Other Information are available online at www.jpmorganfunds.com or without charge upon request by calling 1-844-457-6383 (844-4JPM ETF).
Part I - 16

Attachment I-A
PRINCIPAL SHAREHOLDERS
Persons who beneficially own 25% or more of the outstanding Shares of a Fund are presumed to “control” (as that term is defined in the 1940 Act) such Funds. As a result, those persons may have the ability to control the outcome on any matter requiring the approval of shareholders of such Funds. The list below includes record owners of over 5% of Shares of the Funds specified below based on the Funds’ books and records. Such shareholders may hold their Shares on behalf of other beneficial owners and may not be beneficial owners of the share classes identified.
Name of Fund	Name and Address of Shareholder	Percentage Held
JPMORGAN EQUITY FOCUS ETF
	UNKNOWN BROKER-DEALER* N/A	24.59%

	JPMORGAN CHASE BANK, NATIONAL ASSOCIATION** 383 MADISON AVENUE NEW YORK, NY 10017	13.14%

	EDWARD JONES 726 ILLINOIS AVE JOPLIN, MO 64801	10.74%

	RAYMOND JAMES FINANCIAL SERVICES, INC. 135 S DARGAN ST FLORENCE, SC 29506	5.00%
JPMORGAN SMALL & MID CAP ENHANCED EQUITY ETF
	JPMORGAN CHASE BANK, NATIONAL ASSOCIATION** 383 MADISON AVENUE NEW YORK, NY 10017	47.11%

	EDWARD JONES 726 ILLINOIS AVE JOPLIN, MO 64801	6.95%

	LPL FINANCIAL LLC 5602 W CLEARWATER AVE KENNEWICK, WA 99336	5.52%
*
Broadridge, the entity providing the shareholder of record information, is not permitted to disclose the identity and address of this shareholder of record.
**
The shareholder of record is a subsidiary or affiliate of JPMorgan Chase (a “JPMorgan Affiliate”). Typically, the Shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase may be deemed to be a “controlling person” of such Shares under the 1940 Act.
Part I - 17

STATEMENT OF ADDITIONAL INFORMATION
PART I
November 1, 2024, as supplemented December 19, 2024
J.P. MORGAN EXCHANGE-TRADED FUND TRUST (the “Trust”)
Fund Name	Ticker	Listing Exchange
JPMorgan Active Growth ETF (the “Active Growth ETF”)	JGRO	NYSE Arca, Inc.
JPMorgan Active Value ETF (the “Active Value ETF”)	JAVA	NYSE Arca, Inc.
JPMorgan Equity Premium Income ETF (the “Equity Premium Income ETF”)	JEPI	NYSE Arca, Inc.
JPMorgan Nasdaq Equity Premium Income ETF (the “Nasdaq Equity Premium Income ETF”)	JEPQ	The NASDAQ Stock Market LLC
JPMorgan U.S. Tech Leaders ETF (the “U.S. Tech Leaders ETF”)	JTEK	The NASDAQ Stock Market LLC
(each a “Fund” and collectively, the “Funds”)
This Statement of Additional Information (“SAI”) is not a prospectus, but contains additional information which should be read in conjunction with the prospectus for the Funds, dated November 1, 2024, as supplemented from time to time (the “Prospectus”). Additionally, this SAI incorporates by reference the financial statements included in the Financial Statements and Other Information, as defined in the Prospectus, relating to the Funds, dated June 30, 2024. The Prospectus and the Financial Statements and Other Information, including the Independent Registered Public Accounting Firm’s Report, are available online at www.jpmorganfunds.com or without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Funds’ distributor, at 1111 Polaris Parkway, Columbus, OH 43240.
This SAI is divided into two Parts — Part I and Part II. Part I of this SAI contains information that is particular to the Funds. Part II of this SAI contains additional information that more generally applies to the Trust’s funds.
For more information about the Funds or the Financial Statements and Other Information, simply write or call:
J.P. Morgan Exchange-Traded Funds
277 Park Ave
New York, NY 10172
1-844-457-6383 (844-4JPM ETF)
SAI-EQETF-1124-2

Part I
Table of Contents
PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL
The Trust and the Funds
Each Fund is a series of the Trust, an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on February 25, 2010 and governed by a Declaration of Trust as amended and restated on February 19, 2014.
Each Fund will offer and issue shares at net asset value (“NAV”) only in aggregations of a specified number of shares (each a “Creation Unit” or a “Creation Unit Aggregation”). The shares of each Fund are collectively referred to as the “Shares” in this SAI. Each Fund’s Shares are listed and traded on the NYSE Arca, Inc. (“NYSE”) except the Shares of Nasdaq Equity Premium Income ETF and U.S. Tech Leaders ETF, which are listed and traded on The NASDAQ Stock Market LLC (“NASDAQ” and with NYSE, each an “Exchange”). Fund Shares will trade on each respective Exchange at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities held by a Fund and/or a specified cash payment.
In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit. The Trust reserves the right to permit or require a full or partial “cash” option for creations and/or redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of a basket of securities and other investments (“Deposit Instruments”) subject to various conditions. See the “Creation and Redemption of Creation Units” section in Appendix A. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.
Miscellaneous
This SAI describes the financial history, investment strategies and policies, management and operation of each Fund in order to enable investors to determine whether the particular Fund best suits their needs.
This SAI provides additional information with respect to the Funds and should be read in conjunction with each Fund’s current Prospectus. Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectus. The Funds’ executive offices are located at 277 Park Avenue, New York, NY 10172.
The Trust’s Board of Trustees is referred to herein as the “Board of Trustees” or “Board,” and each trustee is referred to as a “Trustee.” J.P. Morgan Investment Management Inc. (“JPMIM” or the “Adviser”) is the investment adviser to the Funds. Investments in a Fund are not deposits or obligations of, nor guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of a Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in a Fund is subject to risks that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.
The Adviser, with respect to each Fund, has filed a notice of eligibility with the National Futures Association (“NFA”) claiming an exclusion from the definition of the term Commodity Pool Operator (“CPO”) with respect to each Fund’s operations. Therefore, each Fund and the Adviser with respect to each such Fund are not subject to registration or regulation as a commodity pool or CPO under the Commodity Exchange Act, as amended. Changes to a Fund’s investment strategies or investments may cause the Fund to lose the benefits of this exclusion and may trigger additional Commodity Futures Trading Commission (“CFTC”) requirements. If the Adviser or a Fund becomes subject to these requirements, as well as related NFA rules, the Fund may incur additional compliance and other expenses.
INVESTMENT POLICIES
The following investment policies have been adopted by the Trust with respect to the Funds. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of a Fund, as such term is defined in the “Additional Information” section in Part II of this SAI. All other investment policies of a Fund (including its investment objective) are non-fundamental, unless otherwise designated in the Funds’ Prospectus or herein, and may be changed by the Trustees of the Trust without shareholder approval.
Part I - 1

Except for each of the restrictions on borrowings set forth in the fundamental investment policies below, the percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in the Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation and such Fund may continue to hold any securities affecting that percentage or rating policy. If the value of a Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, a Fund’s Adviser, or persons designated by the Board to make such determination, will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to each fundamental investment policy on borrowing, the 1940 Act generally limits a Fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” As noted in “Investment Strategies and Policies — Miscellaneous Investment Strategies and Risks — Borrowings” in SAI Part II, in addition to temporary borrowing, a Fund may borrow from any bank, provided that immediately after any such borrowing, there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days (not including Sundays or holidays) thereafter, or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. A Fund may also borrow money if such borrowing does not constitute “senior securities” under the 1940 Act or engage in economically similar transactions if those transactions comply with the applicable requirements of the SEC under the 1940 Act.
For purposes of a Fund’s fundamental investment policy regarding industry concentration, “to concentrate” generally means to invest more than 25% of a Fund’s total assets, taken at market value at the time of investment. This fundamental investment policy regarding concentration does not apply to securities issued by other investment companies, securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities, or political subdivisions, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by any of the foregoing (with respect to Active Value ETF, securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities or political subdivisions). For purposes of the fundamental investment policy involving industry concentration, “group of industries” means a group of related industries, as determined in good faith by the Adviser, based on published classifications or other sources. For the purposes of the fundamental investment policy regarding industry concentration, the Funds currently utilize any one or more of the industry and/or sub-industry classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the Adviser. The Adviser may classify and re-classify companies in a particular industry or sub-industry and define and re-define industries and sub-industries in any reasonable manner, consistent with SEC guidance. Accordingly, the composition of an industry or group of industries may change from time to time. The policy will be interpreted to give broad authority to the Adviser as to how to classify issuers.
In addition, each Fund except Active Growth ETF and Active Value ETF has an 80% investment policy which is described in the Funds’ Prospectus. In calculating “Assets” for the purposes of each Fund’s 80% investment policy, Assets are net assets plus the amount of any borrowings for investment purposes. This policy may be changed by the Board of Trustees without shareholder approval. However, a Fund will provide shareholders with written notice at least 60 days prior to a change in its 80% investment policy.
Finally, each Fund is subject to the fundamental and non-fundamental investment policies and investment restrictions applicable to the Fund that are described herein and by any restrictions imposed by applicable law.
Fundamental Investment Policies
(1) (a) In the case of the Equity Premium Income ETF, the Fund may not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries, except as permitted by the 1940 Act or any applicable law, rule, order or interpretation;
(b) In the case of the Active Growth ETF and Active Value ETF, each Fund may not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry, except as permitted by the 1940 Act or any applicable law, rule, order or interpretation. For purposes of fundamental investment policies regarding industry concentration, the
Part I - 2

Fund may not invest more than 25% of its total assets in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities or political subdivisions);
(c) In the case of the Nasdaq Equity Premium Income ETF, the Fund may not purchase any security that would cause the Fund to invest more than 25% of the total assets of the Fund in the securities of issuers primarily engaged in any particular industry or group of industries except as permitted by the SEC, except that the Fund may invest up to 35% of its total assets in the securities of issuers primarily conducting their principal business activities in the same industry or group of industries if, at the time of investment, such industry or group of industries represents 20% or more of the Fund’s benchmark;
(d) In the case of the U.S. Tech Leaders ETF, except as otherwise permitted by the 1940 Act or any applicable law, rule, order or interpretation, the Fund may not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries, except the Fund will concentrate its investments in an industry or group of industries which includes the internet, semi-conductor, software, computers, energy-alternate resources and auto manufacturing industries;
(2) Each Fund may issue senior securities, to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation;
(3) Each Fund may borrow money to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation;
(4) (a) Each Fund except Active Growth ETF, Active Value ETF and U.S. Tech Leaders ETF may not underwrite the securities of other issuers, except to the extent that the Fund may be deemed an underwriter under certain securities laws in disposing of portfolio securities or in connection with investments in other investment companies;
(b) In the case of the Active Growth ETF, Active Value ETF and U.S. Tech Leaders ETF, each Fund may not underwrite the securities of other issuers, except to the extent that the Fund may be deemed an underwriter under certain securities laws in disposing of portfolio securities;
(5) (a) Each Fund except Active Growth ETF, Active Value ETF and U.S. Tech Leaders ETF may purchase or sell real estate or any interest therein (such as securities or instruments backed by or related to real estate) to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation;
(b) In the case of the Active Growth ETF, Active Value ETF and U.S. Tech Leaders ETF, each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate;
(6) (a) In the case of the Active Growth ETF, Active Value ETF and U.S. Tech Leaders ETF, each Fund may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities;
(b) In the case of the Nasdaq Equity Premium Income ETF, the Fund may purchase and sell commodities to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation;
(c) In the case of the Equity Premium Income ETF, the Fund may not purchase or sell commodities or commodity contracts except as may be permitted by the 1940 Act or unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments including derivatives related to physical commodities;
(7) Each Fund may make loans to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation; and
Part I - 3

(8) Each Fund except Active Growth ETF and Nasdaq Equity Premium Income ETF may not make any investment inconsistent with its classification as a diversified investment company as that term is defined in the 1940 Act or as interpreted, modified or applied by the SEC or its staff.
Other Policy
Each Fund may not acquire any securities of other registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.
INVESTMENT PRACTICES
The Funds invest in a variety of securities and employ a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Funds. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.
FUND NAME	FUND CODE
Active Growth ETF	1
Active Value ETF	2
Equity Premium Income ETF	3
Nasdaq Equity Premium Income ETF	4
U.S. Tech Leaders ETF	5

Instrument	Fund Code	Part II Section Reference
Bank Obligations: Bankers’ acceptances, certificates of
deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a
commercial bank. Maturities are generally six months or
less. Certificates of deposit are negotiable certificates issued by a bank for a specified period of time and earning a
specified return. Time deposits are non-negotiable receipts
issued by a bank in exchange for the deposit of funds.
	1-5	Bank Obligations
Borrowings: A Fund may borrow for temporary purposes
and/or for investment purposes. Such a practice will result
in leveraging of a Fund’s assets and may cause a Fund to
liquidate portfolio positions when it would not be
advantageous to do so. A Fund must maintain continuous
asset coverage of 300% of the amount borrowed, with the
exception for borrowings not in excess of 5% of a Fund’s
total assets made for temporary administrative purposes.
	1-5	Miscellaneous Investment Strategies and Risks
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a
security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. A Fund may purchase and sell exchange-traded and
over-the-counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities.
	1-5	Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1-2, 5	Commercial Paper
Common Stock: Shares of ownership of a company.	1-5	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	1-5	Equity Securities, Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	1-5	Convertible Securities
Part I - 4

Instrument	Fund Code	Part II Section Reference
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid development.	1-5	Foreign Investments (including Foreign Currencies)
Exchange-Traded Funds (“ETFs”): Ownership interest in
unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or
stocks designed to track the price performance and dividend
yield of a particular broad-based, sector or international
index. ETFs include a wide range of investments.
	2-5	Investment Company Securities and Exchange- Traded Funds
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign
securities may also include American Depositary Receipts
(“ADRs”), Global Depositary Receipts (“GDRs”), European
Depositary Receipts (“EDRs”) and American Depositary
Securities (“ADSs”).
	1-5	Foreign Investments (including Foreign Currencies)
Futures Transactions: A Fund may purchase and sell futures contracts on securities and indexes of securities.	1-5	Futures Transactions
Initial Public Offering (“IPOs”): A transaction in which a previously private company makes its first sale of stock to the public.	1-5	Equity Securities, Warrants and Rights
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	1-5	Miscellaneous Investment Strategies and Risks
Investment Company Securities: Shares of other investment
companies, including money market funds for which the
Adviser and/or its affiliates serve as investment adviser or administrator. The Adviser will waive certain fees when
investing in funds for which it serves as investment adviser, to the extent required by law or by contract.
	1-5	Investment Company Securities and Exchange- Traded Funds
Master Limited Partnerships (“MLPs”): Limited partnerships that are publicly traded on a securities exchange.	1-5	Master Limited Partnerships
New Financial Products: New options and futures contracts and other financial products continue to be developed, and a Fund may invest in such options, contracts and products.	1-5	Miscellaneous Investment Strategies and Risks
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	1-5	Equity Securities, Warrants and Rights
Private Placements, Restricted Securities and Other
Unregistered Securities: Securities not registered under the
Securities Act of 1933, such as privately placed commercial
paper and Rule 144A securities.
	1-5	Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	1-5	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1-2, 5	Repurchase Agreements
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1-2, 5	Reverse Repurchase Agreements
Part I - 5

Instrument	Fund Code	Part II Section Reference
Securities Issued in Connection with Reorganizations and
Corporate Restructurings: In connection with reorganizing
or restructuring of an issuer, an issuer may issue common
stock or other securities to holders of its debt securities.
	1-2, 5	Miscellaneous Investment Strategies and Risks
Securities Lending: The lending of up to 33 1∕3% of a Fund’s total assets. In return, a Fund will receive cash as collateral.	1-5	Securities Lending
Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated
agreements and may be traded over-the-counter. Structured
investments are organized and operated to restructure the
investment characteristics of the underlying index, currency, commodity or financial instrument.
	1-5	Structured Investments
Swaps and Related Swap Products: Swaps involve an
exchange of obligations by two parties. Caps and floors
entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A
Fund may enter into these transactions to manage its
exposure to changing interest rates and other factors.
	2-4	Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances, a Fund may invest a portion of its total assets in cash and cash equivalents for temporary defensive purposes.	1-5	Miscellaneous Investment Strategies and Risks
Treasury Receipts: A Fund may purchase interests in
separately traded interest and principal component parts of
U.S. Treasury obligations that are issued by banks or
brokerage firms and that are created by depositing U.S.
Treasury notes and U.S. Treasury bonds into a special
account at a custodian bank. Receipts include Treasury
Receipts (“TRs”), Treasury Investment Growth Receipts
(“TIGRs”), and Certificates of Accrual on Treasury
Securities (“CATS”).
	1-2, 5	Treasury Receipts
U.S. Government Agency Securities: Securities issued or
guaranteed by agencies and instrumentalities of the U.S.
government. These include all types of securities issued by
the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie
Mae”) and the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), including funding notes, subordinated
benchmark notes, collateralized mortgage obligations
(“CMOs”) and real estate mortgage investment conduits
(“REMICs”).
	1-2, 5	U.S. Government Obligations
U.S. Government Obligations: May include direct
obligations of the U.S. Treasury, including Treasury bills,
notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United
States, and separately traded principal and interest
component parts of such obligations that are transferable
through the Federal book-entry system known as Separate
Trading of Registered Interest and Principal of Securities
(“STRIPS”) and Coupons Under Book Entry Safekeeping
(“CUBES”).
	1-2, 5	U.S. Government Obligations
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1-2, 5	When-Issued Securities, Delayed Delivery Securities and Forward Commitments
Part I - 6

Instrument	Fund Code	Part II Section Reference
Zero-Coupon, Pay-in-Kind and Deferred Payment
Securities: Zero-coupon securities are securities that are
sold at a discount to par value and on which interest
payments are not made during the life of the security. Pay-
in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment
securities are zero-coupon debt securities which convert on
a specified date to interest bearing debt securities.
	1-2, 5	Debt Instruments
DIVERSIFICATION
The Trust is a registered management investment company. Each Fund intends to meet the diversification requirements of the 1940 Act, except for the Active Growth ETF and Nasdaq Equity Premium Income ETF, which are non-diversified. For a more complete discussion, see the “Diversification” section in Part II of this SAI.
PORTFOLIO TURNOVER
A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of a Fund’s assets have been sold and reinvested in a year. Higher portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. High portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.
The table below sets forth each Fund's portfolio turnover rate for the two most recently completed fiscal years:
	Fiscal Year Ended June 30,
Fund	2023	2024
Active Growth ETF[1]	60%	30%
Active Value ETF	80%	87%
Equity Premium Income ETF	190%	174%
Nasdaq Equity Premium Income ETF	162%	168%
U.S. Tech Leaders ETF[2]	NA	32%
1
The Fund commenced operations on 8/8/2022.
2
The Fund commenced operations on 10/4/2023.
TRUSTEES
Standing Committees
As of the fiscal year ended June 30, 2024, there were seven standing committees of the Board of Trustees: (i) the Audit and Valuation Committee, (ii) the Compliance Committee, (iii) the Governance Committee, (iv) the Equity Committee, (v) the ETF Committee, (vi) the Fixed Income Committee, and (vii) the Money Market and Alternative Products Committee. The following table shows how often each Committee met during the fiscal year ended June 30, 2024:
Committee	Fiscal Year Ended June 30, 2024
Audit and Valuation Committee	4
Compliance Committee	4
Governance Committee	7
Equity Committee	6
ETF Committee	4
Fixed Income Committee	5
Money Market and Alternative Products Committee	6
Part I - 7

For a more complete discussion, see the “Trustees” section in Part II of this SAI.
Ownership of Securities
The following table shows the dollar range of each Trustee’s beneficial ownership of equity securities in the Funds and each Trustee’s aggregate dollar range of ownership in the J.P. Morgan Funds as of December 31, 2023:
Name of Trustee	Dollar Range of Equity Securities in Active Growth ETF	Dollar Range of Equity Securities in Active Value ETF	Dollar Range of Equity Securities in Equity Premium Income ETF	Dollar Range of Equity Securities in Nasdaq Equity Premium Income ETF	Dollar Range of Equity Securities in U.S. Tech Leaders ETF	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in Family of Investment Companies[1,2]
Independent Trustees
John F. Finn	None	None	None	None	None	Over $100,000
Stephen P. Fisher	None	None	None	None	None	Over $100,000
Gary L. French	None	None	None	None	None	Over $100,000
Kathleen M. Gallagher	None	None	None	None	None	Over $100,000
Robert J. Grassi	None	$10,001– $50,000	None	$10,001– $50,000	None	Over $100,000
Frankie D. Hughes	None	None	None	None	None	Over $100,000
Raymond Kanner	None	None	None	None	None	Over $100,000
Thomas P. Lemke	None	None	Over $100,000	Over $100,000	None	Over $100,000
Lawrence R. Maffia	None	None	Over $100,000	None	None	Over $100,000
Mary E. Martinez	None	None	None	None	None	Over $100,000
Marilyn McCoy	None	None	None	None	None	Over $100,000
Dr. Robert A. Oden, Jr.	None	None	None	None	None	Over $100,000
Marian U. Pardo	None	None	None	None	None	Over $100,000
Emily A. Youssouf	None	None	None	None	None	Over $100,000
Interested Trustees
Robert Deutsch	None	None	Over $100,000	None	None	Over $100,000
Nina O. Shenker	None	None	None	None	None	Over $100,000
1
A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes eight registered investment companies (168 J.P. Morgan Funds).
2
For Mses. Gallagher and McCoy and Messrs. Finn, Fisher, Kanner and Oden, these amounts include deferred compensation balances, as of 12/31/23, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.
As of December 31, 2023, none of the Independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.
Part I - 8

Trustee Compensation
For the year ended December 31, 2023, the Trustees were paid an annual fee of $420,000 (with any new trustees receiving a pro rata portion of the base fee depending on when each became a trustee) and reimbursed for expenses incurred in connection with service as a Trustee. Effective January 1, 2024, the Trustees are paid an annual fee of $436,800 (with any new trustees receiving a pro rata portion of the base fee depending on when each became a trustee) and are reimbursed for expenses incurred in connection with service as a Trustee. Committee chairs who are not already receiving an additional fee are each paid $65,000 annually in addition to their base fee. In addition to the base fee, the Chair of the Board of Trustees receives $240,000 annually and is reimbursed expenses in the amount of $4,000 per month. In addition to the base fee, the Vice Chair of the Board of Trustees receives $140,000 annually.
For funds that are series of the J.P. Morgan Exchange-Traded Fund Trust and which have a unitary management fee, Trustee compensation for the funds is paid from the management fee by JPMIM. For all other funds, Trustee compensation is paid by the fund. Aggregate Trustee compensation for each Trustee paid by a Fund and all funds in the Fund Complex for the calendar year ended December 31, 2023, is set forth below:
Name of Trustee	Active Growth ETF	Active Value ETF	Equity Premium Income ETF	Nasdaq Equity Premium Income ETF	U.S. Tech Leaders ETF	Total Compensation Paid From Fund Complex[1]
Independent Trustees
John F. Finn	$1,685	$1,718	$10,646	$2,757	$261	$660,000
Stephen P. Fisher	1,632	1,650	6,696	2,237	261	485,000
Gary L. French	1,612	1,625	5,228	2,044	261	420,000[2]
Kathleen M. Gallagher	1,632	1,650	6,696	2,237	261	485,000[3]
Robert J. Grassi	1,612	1,625	5,228	2,044	261	420,000
Frankie D. Hughes	1,612	1,625	5,228	2,044	261	420,000
Raymond Kanner	1,632	1,650	6,696	2,237	261	485,000[4]
Thomas P. Lemke	1,612	1,625	5,228	2,044	261	420,000[5]
Lawrence R. Maffia	1,612	1,625	5,228	2,044	261	420,000
Mary E. Martinez	1,655	1,679	8,389	2,460	261	560,000
Marilyn McCoy	1,612	1,625	5,228	2,044	261	420,000[6]
Dr. Robert A. Oden, Jr.	1,632	1,650	6,696	2,237	261	485,000
Marian U. Pardo	1,632	1,650	6,696	2,237	261	485,000
Emily A. Youssouf	1,612	1,625	5,228	2,044	261	420,000[2]
Interested Trustees
Robert Deutsch	1,632	1,650	6,696	2,237	261	485,000[7]
Nina O. Shenker[8]	1,612	1,625	5,228	2,044	261	420,000[6]
1
A Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes eight registered investment companies (168 J.P. Morgan Funds).
2
Includes $126,000 of Deferred Compensation.
3
Includes $145,500 of Deferred Compensation.
4
Includes $485,000 of Deferred Compensation.
5
Includes $252,000 of Deferred Compensation.
6
Includes $420,000 of Deferred Compensation.
7
Includes $194,000 of Deferred Compensation.
8
The compensation Ms. Shenker received from the Funds for the period ended 12/31/23 was reimbursed by JPMIM.
For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.
INVESTMENT ADVISER AND ADMINISTRATOR
Management Fees
The table below sets forth the management fees paid by the Funds to JPMIM as investment adviser and administrator with respect to the fiscal years indicated:
	Fiscal Year Ended
Fund	June 30, 2022	June 30, 2023	June 30, 2024
Active Growth ETF[1]	N/A	$651,622	$4,207,109
Active Value ETF[2]	$109,171	1,078,937	3,510,956
Part I - 9

	Fiscal Year Ended
Fund	June 30, 2022	June 30, 2023	June 30, 2024
Equity Premium Income ETF	$20,404,391	$63,365,783	$108,103,352
Nasdaq Equity Premium Income ETF[3]	27,241	4,635,375	30,499,698
U.S. Tech Leaders ETF[4]	N/A	N/A	1,162,012
1
The Fund commenced operations on 8/8/2022.
2
The Fund commenced operations on 10/4/2021.
3
The Fund commenced operations on 5/3/2022.
4
The Fund commenced operations on 10/4/2023.
For more information about the Adviser and the Administrator, see the “Investment Adviser” and “Administrator” sections in Part II of this SAI.
PORTFOLIO MANAGERS
Portfolio Managers’ Other Accounts Managed*
The following table shows information regarding all of the other accounts managed for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2024:
	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Active Growth ETF
Giri Devulapally	11	$102,126,557	7	$14,998,230	186	$11,368,496
Felise Agranoff	17	41,969,306	7	13,750,645	34	4,408,071
Active Value ETF
Scott Blasdell	6	14,495,509	6	4,000,247	18	892,943
Andrew Brandon	8	53,503,212	8	8,372,804	16	4,240,484
David Silberman	8	53,503,212	8	8,372,804	16	4,240,484
John P. Piccard	1	4,242,127	1	126,437	2	140,409
Equity Premium Income ETF
Hamilton Reiner	9	51,149,739	6	946,074	0	0
Raffaele Zingone	14	52,091,450	15	22,569,859	14	15,725,292
Matthew P. Bensen	0	0	1	133,434	0	0
Judy Jansen	0	0	1	133,434	0	0
Nasdaq Equity Premium Income ETF
Hamilton Reiner	9	69,666,320	6	946,074	0	0
Eric Moreau	1	169,525	2	22,848	0	0
Andrew Stern	4	2,441,489	0	0	1	142,144
Matthew P. Bensen	0	0	1	133,434	0	0
Judy Jansen	0	0	1	133,434	0	0
U.S. Tech Leaders ETF
Joseph Wilson	10	98,971,752	7	22,735,536	134	11,004,842
Eric Ghernati	1	13,541	1	7,752,487	8	3,179,151
The following table shows information regarding the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2024:
	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Active Growth ETF
Giri Devulapally	0	$0	0	$0	0	$0
Felise Agranoff	0	0	0	0	1	132,293
Active Value ETF
Scott Blasdell	0	0	0	0	0	0
Andrew Brandon	0	0	0	0	0	0
Part I - 10

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
David Silberman	0	$0	0	$0	0	$0
John P. Piccard	0	0	0	0	0	0
Equity Premium Income ETF
Hamilton Reiner	0	0	0	0	0	0
Raffaele Zingone	0	0	0	0	6	3,036,625
Matthew P. Bensen	0	0	0	0	0	0
Judy Jansen	0	0	0	0	0	0
Nasdaq Equity Premium Income ETF
Hamilton Reiner	0	0	0	0	0	0
Eric Moreau	0	0	0	0	0	0
Andrew Stern	0	0	0	0	0	0
Matthew P. Bensen	0	0	0	0	0	0
Judy Jansen	0	0	0	0	0	0
U.S. Tech Leaders ETF
Joseph Wilson	0	0	0	0	0	0
Eric Ghernati	0	0	0	0	0	0
*
The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
Portfolio Managers’ Ownership of Securities
The following table indicates the dollar range of securities beneficially owned by each portfolio manager, as of June 30, 2024. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to each Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund Shares.
Fund	Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Active Growth ETF
Giri Devulapally							X
Felise Agranoff						X
Active Value ETF
Scott Blasdell	X
Andrew Brandon					X
David Silberman						X
John P. Piccard					X
Equity Premium Income ETF
Hamilton Reiner							X
Raffaele Zingone							X
Matthew P. Bensen				X
Judy Jansen			X
Nasdaq Equity Premium Income ETF
Hamilton Reiner							X
Eric Moreau					X
Andrew Stern					X
Matthew P. Bensen				X
Judy Jansen			X
U.S. Tech Leaders ETF
Joseph Wilson							X
Eric Ghernati					X
Part I - 11

Portfolio Managers’ Compensation
In evaluating each portfolio manager’s performance with respect to the funds he or she manages, the Adviser uses the following indices as benchmarks to evaluate the performance of the portfolio managers with respect to the Funds:
Name of Fund	Benchmark
Active Growth ETF	Russell 1000 Growth Index
Active Value ETF	Russell 1000 Value Index
Equity Premium Income ETF	S&P 500 Total Return Index
Nasdaq Equity Premium Income ETF	Nasdaq-100 Index®
U.S. Tech Leaders ETF	Russell 1000 Equal Weight Technology Index
Please see “Portfolio Manager Compensation” section in Part II of this SAI for a description of the structure and method of determining the compensation of the portfolio managers identified above.
FUND ACCOUNTING AGENT
Fund Accounting Fees
JPMIM is responsible for paying the Funds’ fund accounting fees to JPMorgan Chase Bank under the Management Agreement. The table below sets forth the fund accounting fees paid by JPMIM for the fiscal years indicated:
	Fiscal Year Ended
Fund	June 30, 2022	June 30, 2023	June 30, 2024
Active Growth ETF[1]	N/A	$18,743	$26,358
Active Value ETF[2]	$16,573	21,042	21,900
Equity Premium Income ETF	177,770	493,066	724,356
Nasdaq Equity Premium Income ETF[3]	3,629	41,970	213,068
U.S. Tech Leaders ETF[4]	N/A	N/A	14,839
1
The Fund commenced operations on 8/8/2022.
2
The Fund commenced operations on 10/4/2021.
3
The Fund commenced operations on 5/3/2022.
4
The Fund commenced operations on 10/4/2023.
For more information, see the “Custody and Fund Accounting Fees and Expenses” section in Part II of this SAI.
SECURITIES LENDING ACTIVITIES
To the extent that any Funds engaged in securities lending during the fiscal year ended June 30, 2024, information concerning the amounts of income and fees/compensation related to securities lending activities are described below:
	Active Value ETF	Equity Premium Income ETF	Nasdaq Equity Premium Income ETF	U.S. Tech Leaders ETF
Gross Income from Securities Lending Activities[1]	$22,497	$12,127,143	$5	$4,660
Fees and/or Compensation for Securities Lending Activities
Revenue Split[2]	1,594	52,146	—	263
Cash Collateral Management Fees[3]	253	132,561	1	95
Administrative Fees	—	—	—	—
Indemnification Fees	—	—	—	—
Rebates to Borrowers	2,583	11,340,608	1	4,299
Others Fees	—	—	—	—
Aggregate Fees/Compensation for Securities Lending Activities	4,429	11,525,315	3	4,657
Net Income from the Securities Lending Activities	18,069	601,828	2	2
1
Gross income includes income from the reinvestment of cash collateral, premium income (i.e. rebates paid by borrowers to a Fund), management fees from a pooled cash collateral reinvestment vehicle that are deducted from the vehicle's assets before income is distributed, and any other income.
2
Revenue split represents the share of revenue generated by securities lending program and paid to Citibank, N.A.
Part I - 12

3
Cash collateral is reinvested in certain JPMorgan money market funds that are advised by JPMIM (“money market funds”). Cash collateral management fees include the fees and expenses deducted from the money market funds. The contractual management fees are derived using the Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements from the money market funds’ most recently available prospectus. Actual fees incurred by the money market funds may differ due to other expenses, fee waivers and expense reimbursements.
For more information, see the “Securities Lending Agent” section in Part II of this SAI.
BROKERAGE
Brokerage Commissions
The Funds paid the following brokerage commissions for the indicated fiscal years:
	Fiscal Year Ended
Fund	June 30, 2022	June 30, 2023	June 30, 2024
Active Growth ETF[1]
Total Brokerage Commissions	N/A	$32,005	$59,340
Brokerage Commissions to Affiliated Broker/Dealers	N/A	—	2,111
Active Value ETF[2]
Total Brokerage Commissions	$10,992	94,490	239,354
Brokerage Commissions to Affiliated Broker/Dealers	—	—	145
Equity Premium Income ETF
Total Brokerage Commissions	791,894	2,368,919	2,865,934
Brokerage Commissions to Affiliated Broker/Dealers	—	—	66,105
Nasdaq Equity Premium Income ETF[3]
Total Brokerage Commissions	1,627	74,477	207,870
Brokerage Commissions to Affiliated Broker/Dealers	—	—	6,265
U.S. Tech Leaders ETF[4]
Total Brokerage Commissions	N/A	N/A	32,828
Brokerage Commissions to Affiliated Broker/Dealers	N/A	N/A	—
1
The Fund commenced operations on 8/8/2022.
2
The Fund commenced operations on 10/4/2021.
3
The Fund commenced operations on 5/3/2022.
4
The Fund commenced operations on 10/4/2023.
Broker Research
For the fiscal year ended June 30, 2024, the Adviser allocated brokerage commissions to brokers who provided broker research, including third party broker research, for the Funds as follows:
Fund Name	Amount
Active Growth ETF	$33,081
Active Value ETF	95,707
Equity Premium Income ETF	1,482,631
Nasdaq Equity Premium Income ETF	107,953
U.S. Tech Leaders ETF	15,355
Securities of Regular Broker-Dealers
As of June 30, 2024, the following Funds owned securities of their regular broker-dealers (or parents thereof) as shown below:
Fund	Name of Broker-Dealer	Value of Securities Owned
Active Growth ETF	Morgan Stanley	$7,901,256
Active Value ETF	Bank of America Corp.	29,950,866
	Goldman Sachs Group, Inc. (The)	4,485,205
	Morgan Stanley	11,588,547
	Truist Financial Corp.	12,809,972
For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.
Part I - 13

PURCHASE AND REDEMPTION OF CREATION UNITS
The Trust will issue and sell its Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form as described in Appendix A to Part II of this SAI.
CREATION AND REDEMPTION TRANSACTION FEES. A transaction fee may be imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. Investors who are authorized to deal in Creation Units (“Authorized Participants”) will be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day regardless of the number of Creation Units created or redeemed on that day. The Funds may adjust the transaction fee from time to time, and a Fund may waive all or a portion of its applicable transaction fee. An additional charge or a variable charge may be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. Specifically, a Fund may charge an additional variable fee for creations and redemptions in cash of up to 3% of the amount of a creation transaction and of up to 2% of the amount of a redemption transaction to offset brokerage and other impact expenses associated with the cash transaction. With respect to creation orders, Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Instruments to the account of the Trust and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the securities received on redemption from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may also be charged a fee for such services.
PURCHASE BY OTHER INVESTMENT COMPANIES
For purposes of the 1940 Act, each Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of each Fund.
FINANCIAL INTERMEDIARIES
Compensation Payments
For the fiscal year ended June 30, 2024, JPMIM paid approximately $5,557,824 to financial intermediaries with respect to all series of the Trust pursuant to written agreements with such financial intermediaries.
For a more complete discussion, see the “Compensation to Intermediaries” section in Part II of this SAI.
TAX MATTERS
Capital Loss Carryforwards
As of June 30, 2024, the following Funds had net capital loss carryforwards as follows:
	Capital Loss Carryforward Character
Fund	Short-Term	Long-Term
Active Growth ETF	$14,316,855	$192,512
Active Value ETF	5,596,857	492,735
Equity Premium Income ETF	2,614,576,445	446,162,187
Nasdaq Equity Premium Income ETF	363,831,278	—
U.S. Tech Leaders ETF	8,136	—
For more information on tax matters, see the “Distributions and Tax Matters” section in Part II of this SAI.
SHARE OWNERSHIP
Trustees and Officers
As of December 31, 2023, the officers and Trustees, as a group, owned less than 1% of the Shares of any Fund.
Part I - 14

Principal Holders
As of September 30, 2024, the persons who owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding Shares of the Funds included in this SAI are shown in Attachment I-A, Principal Shareholders.
FINANCIAL STATEMENTS
The financial statements of the Funds are incorporated by reference into this SAI. The financial statements for the fiscal year ended June 30, 2024 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Funds, as indicated in its report with respect thereto, and are incorporated herein by reference in reliance on the report of said firm, given on the authority of said firm as experts in accounting and auditing. These financial statements included in the Financial Statements and Other Information are available online at www.jpmorganfunds.com or without charge upon request by calling 1-844-457-6383 (844-4JPM ETF).
Part I - 15

Attachment I-A
PRINCIPAL SHAREHOLDERS
Persons who beneficially own 25% or more of the outstanding Shares of a Fund are presumed to “control” (as that term is defined in the 1940 Act) such Funds. As a result, those persons may have the ability to control the outcome on any matter requiring the approval of shareholders of such Funds. The list below includes record owners of over 5% of Shares of the Funds specified below based on the Funds’ books and records. Such shareholders may hold their Shares on behalf of other beneficial owners and may not be beneficial owners of the share classes identified.
Name of Fund	Name and Address of Shareholder	Percentage Held
JPMORGAN ACTIVE GROWTH ETF
	EDWARD JONES 726 ILLINOIS AVE JOPLIN, MO 64801	9.56%

	UNKNOWN DISCOUNT* N/A	9.23%

	LPL FINANCIAL LLC 5602 W CLEARWATER AVE KENNEWICK, WA 99336	8.08%

	AMERIPRISE FINANCIAL SERVICES, LLC 753 AMERIPRISE FINANCIAL CTR MINNEAPOLIS, MN 55474	7.00%

	CAPTRUST 100 GATEWAY DR BETHLEHEM, PA 18017	6.72%

	UNKNOWN BROKER-DEALER* N/A	6.04%

	UNKNOWN RIA* N/A	5.12%
JPMORGAN ACTIVE VALUE ETF
	LPL FINANCIAL LLC 5602 W CLEARWATER AVE KENNEWICK, WA 99336	11.26%

	EDWARD JONES 726 ILLINOIS AVE JOPLIN, MO 64801	9.54%

	UNKNOWN BROKER-DEALER* N/A	6.82%

	AMERIPRISE FINANCIAL SERVICES, LLC 753 AMERIPRISE FINANCIAL CTR MINNEAPOLIS, MN 55474	6.61%

	UNKNOWN DISCOUNT* N/A	5.79%
Part I - 16

Name of Fund	Name and Address of Shareholder	Percentage Held

	UBS FINANCIAL SERVICES INC. 225 108TH AVE NE BELLEVUE, WA98004	5.28%

	MORGAN STANLEY 200 HUDSON ST JERSEY CITY, NJ 07311	5.04%
JPMORGAN EQUITY PREMIUM INCOME ETF
	MORGAN STANLEY 200 HUDSON ST JERSEY CITY, NJ 07311	12.48%

	MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED 1100 AMERICAN BLVD PENNINGTON, NJ 08534	8.60%

	UNKNOWN DISCOUNT* N/A	8.24%

	JPMORGAN CHASE BANK, NATIONAL ASSOCIATION** 383 MADISON AVENUE NEW YORK, NY 10017	6.66%

	WELLS FARGO ADVISORS 1 N JEFFERSON AVE SAINT LOUIS, MO 63103	6.12%

	J.P. MORGAN SECURITIES LLC** 383 MADISON AVENUE NEW YORK, NY 10017	5.95%

	CHARLES SCHWAB & CO., INC 211 MAIN STREET SAN FRANCISCO, CA 94105	5.25%
JPMORGAN NASDAQ EQUITY PREMIUM INCOME ETF
	UNKNOWN DISCOUNT* N/A	11.78%

	MORGAN STANLEY 200 HUDSON ST JERSEY CITY, NJ 07311	11.68%

	CHARLES SCHWAB & CO., INC 211 MAIN STREET SAN FRANCISCO, CA 94105	8.03%

	JPMORGAN CHASE BANK, NATIONAL ASSOCIATION** 383 MADISON AVENUE NEW YORK, NY 10017	6.35%
Part I - 17

Name of Fund	Name and Address of Shareholder	Percentage Held

	CHARLES SCHWAB RETAIL 211 MAIN STREET SAN FRANCISCO, CA 91405	6.13%

	J.P. MORGAN SECURITIES LLC** 383 MADISON AVENUE NEW YORK, NY 10017	5.42%

	WELLS FARGO ADVISORS 1 N JEFFERSON AVE SAINT LOUIS, MO 63103	5.36%
JPMORGAN U.S. TECH LEADERS ETF
	J.P. MORGAN SECURITIES LLC** 383 MADISON AVENUE NEW YORK, NY 10017	60.02%

	JPMORGAN CHASE BANK, NATIONAL ASSOCIATION** 383 MADISON AVENUE NEW YORK, NY 10017	20.09%
*
Broadridge, the entity providing the shareholder of record information, is not permitted to disclose the identity and address of this shareholder of record.
**
The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Certain of this ownership represents seed money held by JPMIM, a subsidiary of JPMorgan Chase & Co. The Shares may also be held for the benefit of underlying accounts for which JPMorgan Affiliates may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such Shares under the 1940 Act.
Part I - 18